NATIXIS FUNDS TRUST I

December 6, 2012

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis Funds Trust I
(File Nos.: 2-98326 and 811-04323)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus for Natixis Diversified Income Fund, a series of Natixis Funds Trust I, and Statement of Additional Information do not differ from those contained in Post-Effective Amendment No. 99 that was filed electronically on November 29, 2012.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete Assistant Secretary